Ordinary Shares (Details) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 05, 2024	Feb. 05, 2024	Apr. 30, 2023	Apr. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary Shares [Line Items]
Price per share (in Dollars per share)			$ 5	$ 5
Net proceeds (in Dollars)				$ 15,100,000
Ordinary shares of par value (in Dollars per share)							$ 0.0001	$ 0.0001
Shares issued							14,392,364	10,987,679
Net proceeds (in Dollars)			$ 15,100,000			$ 15,142,902	$ 15,142,902
Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	14,392,364	14,392,364
Ordinary shares of par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares of par value (in Dollars per share)					$ 0.0001
Vote per share	one
Shares issued					6,200,364
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	6,200,364	6,200,364
Ordinary shares of par value (in Dollars per share)	$ 0.0001	$ 0.0001
Vote per share		one
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares of par value (in Dollars per share)					$ 0.0001
Vote per share	15
Shares issued					8,192,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares issued	8,192,000	8,192,000
Ordinary shares of par value (in Dollars per share)	$ 0.0001	$ 0.0001
Vote per share		15
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued			3,404,685	3,404,685
Ordinary shares of par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 5	$ 5
Shares issued	14,392,364	14,392,364	3,404,685	3,404,685
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares of par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares issued	6,200,364	6,200,364
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares of par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares issued	8,192,000	8,192,000
IPO [Member]
Ordinary Shares [Line Items]
Ordinary shares issued			3,200,000	3,200,000
Shares issued			3,200,000	3,200,000
Over-Allotment [Member]
Ordinary Shares [Line Items]
Shares issued			204,685	204,685
Over-Allotment [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued			204,685	204,685